General Information and Basis of Presentation - Additional Information (Detail)					12 Months Ended
	Jun. 21, 2023 USD ($) shares	Apr. 28, 2023	Dec. 03, 2021 shares	Nov. 10, 2021 shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 shares	May 14, 2021 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding					44,648,737	34,023,635
Number of tankers					19
Preferred stock shares outstanding					811,878	811,878
Description of the reverse stock split arrangement		1-for-15
Five Medium Range Type Product Tankers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers					7
Two Suezmax [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers					2
Two Handysize Drybulk Carriers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers					3
Supramax Drybulk Carriers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers					5
KamsarmaxDrybulk Carriers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers					2
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues					1,033,333	4,300,000
Description of the reverse stock split arrangement		one-for-fifteen
Common Stock [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues			318,351	318,318
Preferred Stock [Member] | Preferred Class A [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues			795,878	795,878
Preferred stock dividend rate percentage			8.75%	8.75%
Preferred stock liquidation preference per share | $ / shares					$ 25
StealthGas Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding							33
C3is Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash | $	$ 5,000,000
C3is Inc [Member] | Preferred Stock [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred stock dividend rate percentage	5.00%
Preferred stock shares outstanding	600,000